Goodwill - Goodwill Impairment Testing Assumptions (Details)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets [Abstract]
Revenue growth rate	25.00%	20.00%	20.00%
Discount rate	13.50%	9.30%	11.40%
Terminal growth rate	1.50%	1.50%	1.50%